Warrants Issuance (Details) (USD $)	0 Months Ended
	Sep. 30, 2013	Sep. 06, 2013	Jul. 31, 2013	Jul. 16, 2013	Jul. 01, 2013	Jun. 26, 2013	Jun. 12, 2013	May 14, 2013	Apr. 03, 2013	Mar. 06, 2013
Details
Warrants issued, number	400,000	2,500	5,000	6,000	12,000	5,000	5,000	2,500	15,000	116,750
Warrants issued, estimated fair value	$ 276,038	$ 935	$ 2,087	$ 2,591	$ 5,325	$ 1,950	$ 2,050	$ 1,125	$ 7,050	$ 56,000
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate	117.00%	139.00%	143.00%	143.00%	143.00%	121.00%	125.00%	131.00%	130.00%	130.00%
Fair Value Assumptions, Risk Free Interest Rate	0.63%	0.14%	0.11%	0.10%	0.15%	0.16%	0.14%	0.12%	0.13%	0.15%
Fair Value Assumptions, Expected Term	3 years	5 months 26 days	7 months 2 days	7 months 20 days	8 months 5 days	8 months 8 days	8 months 23 days	9 months 22 days	11 months 1 day	1 year